Share-Based Payments - Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans (Detail) Option in Millions	Mar. 31, 2018 GBP (£) Option mo
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 3.06
Number of outstanding options | Option	175
Weighted average remaining contractual life | mo	33
2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 3.06
Number of outstanding options | Option	25
Weighted average remaining contractual life | mo	10
2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 3.33
Number of outstanding options | Option	53
Weighted average remaining contractual life | mo	22
2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 3.07
Number of outstanding options | Option	44
Weighted average remaining contractual life | mo	34
2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 3.53
Number of outstanding options | Option	17
Weighted average remaining contractual life | mo	46
2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price	£ 2.43
Number of outstanding options | Option	36
Weighted average remaining contractual life | mo	58
Bottom of Range [Member] | 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 2.49
Bottom of Range [Member] | 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.19
Bottom of Range [Member] | 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	2.43
Top of Range [Member] | 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	4.23
Top of Range [Member] | 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.97
Top of Range [Member] | 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.76
Top of Range [Member] | 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	3.53
Top of Range [Member] | 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share	£ 2.43